RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Schedule Of Fund Management Fee and Reporting Fee [Table Text Block]
The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2019 and 2018, are as follows:

		2019
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$7,869	$500	$7,369
Series 21	-	-	-
Series 22	19,278	500	18,778
Series 23	16,668	3,606	13,062
Series 24	42,582	3,168	39,414
Series 25	-	-	-
Series 26	57,423	1,000	56,423
Series 27	30,540	12,380	18,160
Series 28	30,732	2,000	28,732
Series 29	36,875	7,200	29,675
Series 30	23,959	5,717	18,242
Series 31	58,154	1,500	56,654
Series 32	81,469	1,500	79,969
Series 33	53,272	18,670	34,602
Series 34	49,462	6,200	43,262
Series 35	42,612	13,200	29,412
Series 36	23,960	7,910	16,050
Series 37	13,580	8,018	5,562
Series 38	67,977	12,000	55,977
Series 39	-	-	-
Series 40	98,288	9,700	88,588
Series 41	140,933	16,834	124,099
Series 42	104,476	28,996	75,480
Series 43	171,474	61,931	109,543
Series 44	231,302	33,368	197,934
Series 45	267,438	50,851	216,587
Series 46	209,196	24,547	184,649

	$1,879,519	$331,296	$1,548,223

		2018
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$19,821	$2,617	$17,204
Series 21	7,654	2,051	5,603
Series 22	29,212	1,100	28,112
Series 23	22,224	1,750	20,474
Series 24	50,352	4,669	45,683
Series 25	11,374	1,692	9,682
Series 26	76,308	3,841	72,467
Series 27	41,073	10,760	30,313
Series 28	35,376	2,000	33,376
Series 29	80,369	19,387	60,982
Series 30	54,481	50,954	3,527
Series 31	81,582	1,500	80,082
Series 32	99,208	19,500	79,708
Series 33	63,077	32,340	30,737
Series 34	49,462	6,200	43,262
Series 35	56,268	8,859	47,409
Series 36	30,504	1,910	28,594
Series 37	46,143	8,018	38,125
Series 38	72,936	10,700	62,236
Series 39	5,130	-	5,130
Series 40	111,663	11,475	100,188
Series 41	197,680	13,663	184,017
Series 42	158,605	23,102	135,503
Series 43	219,297	24,795	194,502
Series 44	231,301	28,120	203,181
Series 45	281,324	28,996	252,328
Series 46	209,196	26,666	182,530

	$2,341,620	$346,665	$1,994,955

Schedule Of Management Fees Paid [Table Text Block]
The fund management fees paid for the years ended March 31, 2019 and 2018, are as follows:

	2019	2018

Series 20	$378,835	$42,000
Series 21	-	258,000
Series 22	202,998	-
Series 23	435,802	1,178,511
Series 24	42,582	50,352
Series 25	-	11,374
Series 26	57,423	76,308
Series 27	30,540	41,073
Series 28	30,732	35,376
Series 29	519,601	-
Series 30	523,527	75,500
Series 31	58,154	81,582
Series 32	787,880	1,946,803
Series 33	206,940	950
Series 34	200,000	430,691
Series 35	42,612	608,250
Series 36	23,960	798,009
Series 37	526,729	1,576,709
Series 38	86,211	1,570,687
Series 39	-	938,915
Series 40	287,144	382,652
Series 41	520,930	590,329
Series 42	104,476	158,605
Series 43	918,806	75,500
Series 44	-	-
Series 45	517,600	-
Series 46	180,000	224,177

	$6,683,482	$11,152,353

Schedule Of Advances From Affiliate [Table Text Block]
The total advances as of March 31, 2019 and 2018, are as follows:

	2019	2018

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	-	-
Series 33	-	-
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	-	-
Series 40	-	-
Series 41	-	-
Series 42	-	-
Series 43	-	-
Series 44	235,634	220,238
Series 45	-	-
Series 46	-	-

	$235,634	$220,238

Schedule Of General Administrative and Professional Fees [Table Text Block]

During the years ended March 31, 2019 and 2018, general and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and/or Boston Capital Asset Management Limited Partnership were charged to each series’ operations as follows:

	2019	2018

Series 20	$42,988	$15,347
Series 21	-	39,308
Series 22	42,468	13,968
Series 23	44,169	14,966
Series 24	14,919	14,181
Series 25	-	44,888
Series 26	17,943	16,807
Series 27	14,803	13,862
Series 28	16,809	15,689
Series 29	17,283	16,149
Series 30	45,315	14,096
Series 31	17,195	16,187
Series 32	17,450	16,115
Series 33	14,506	13,619
Series 34	15,841	14,572
Series 35	15,349	14,339
Series 36	13,794	13,109
Series 37	44,288	12,950
Series 38	14,405	13,673
Series 39	-	41,394
Series 40	15,411	14,322
Series 41	16,545	15,980
Series 42	15,841	15,406
Series 43	17,882	16,806
Series 44	15,396	14,185
Series 45	20,519	19,556
Series 46	17,066	15,665

	$528,185	$487,139